Application of new and revised international financial reporting standards - Additional Information (Detail) € in Millions	12 Months Ended
Dec. 31, 2023 EUR (€)
Text Block [Abstract]
Maximum revenue of the combined entities per annum as a result of which amendment is not applicable	€ 750